Dear Kemper Investors Life Policyowner:

Zurich Kemper Life is pleased to send you the 1997 Semi-Annual Report for the Kemper Advantage variable annuity as of June 30, 1997, a period marked by extraordinary growth in the stock market. Of course, not every sector of the market grew to the same degree, highlighting the advantage of diversification. Within Kemper Advantage's unique portfolio of quality funds, you have the ability to diversify your money according to your investment objectives and financial needs.

Kemper Advantage also offers you many options when you choose to begin receiving payments, options not available in mutual funds. As an example, you can receive guaranteed payments over a certain period of time, for the rest of your life or over the lifetimes of both you and your spouse. Not only does this guarantee that you will always have an income, in some cases it can help spread income taxes over all of your payments instead of having to pay taxes all at once.

Zurich Kemper Life is committed to helping you satisfy your long-term insurance and financial needs. If you have any questions regarding your Kemper Advantage annuity, please feel free to contact your financial representative or our Client Services Team at 800-621-5001. Or, check out our state-of-the-art web site at www.zurichkemper.com for the latest news and information regarding new products and features. Thank you for continuing to be a part of the Zurich Kemper Life family; we pledge to assist you in taking care of your financial needs.

Sincerely,

/s/ John B. Scott

John B. Scott
President
Chief Executive Officer


Securities distributed through Investors Brokerage Services, Inc.

                               THAT'S THE WAY LIFE SHOULD BE.

                                1997 SEMI-ANNUAL

                                     REPORT
                                   ----------

                                     KEMPER
                                   ADVANTAGE

                     Individual Variable Annuity Contracts

                                     ------

                    Kemper Investors Life Insurance Company

                                     ------

                           Variable Annuity Account C

PERIOD ENDED JUNE 30, 1997                                           KEMPER LOGO

COMBINED FINANCIAL STATEMENTS

KEMPER INVESTORS LIFE INSURANCE COMPANY

VARIABLE ANNUITY ACCOUNT C

COMBINED STATEMENT OF ASSETS AND LIABILITIES

AND CONTRACT OWNERS' EQUITY
June 30, 1997 (Unaudited)
(IN THOUSANDS)


                                                                                  KEMPER
                                                                               TOTAL RETURN
                                                              COMBINED         FUND DIVISION
 ASSETS
Investments, at current value                                 $24,074               8,304
Dividends and other receivables                                    63                  61
--------------------------------------------------------------------------------------------
    TOTAL ASSETS                                               24,137               8,365
--------------------------------------------------------------------------------------------
 LIABILITIES AND CONTRACT OWNERS' EQUITY
Liabilities:
  Mortality and expense risk charges                               21                   7
  Other                                                             5                   3
--------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                              26                  10
--------------------------------------------------------------------------------------------
Contract owners' equity                                        24,111               8,355
--------------------------------------------------------------------------------------------
 ANALYSIS OF CONTRACT OWNERS' EQUITY
Deficiency of payments for units redeemed over proceeds from
   units sold                                                 (65,292)             (9,343)
Accumulated net investment income                              84,263              14,226
Accumulated net realized gain (loss) on sales of investments    2,592               1,615
Unrealized appreciation (depreciation) of investments           2,548               1,857
--------------------------------------------------------------------------------------------
    Contract owners' equity                                   $24,111               8,355
--------------------------------------------------------------------------------------------

See accompanying notes to combined financial statements.

COMBINED FINANCIAL STATEMENTS

                       KEMPER
                     INCOME AND                                        KEMPER        KEMPER U.S.
       KEMPER          CAPITAL         KEMPER          KEMPER        DIVERSIFIED     GOVERNMENT
       GROWTH       PRESERVATION    MONEY MARKET     HIGH YIELD        INCOME        SECURITIES
    FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION
        5,660           1,013            5,635          2,000             210           1,252
           --              --                2             --              --              --
-------------------------------------------------------------------------------------------------
        5,660           1,013            5,637          2,000             210           1,252
-------------------------------------------------------------------------------------------------
            5               1                5              2              --               1
           --              --                2             --              --              --
-------------------------------------------------------------------------------------------------
            5               1                7              2              --               1
-------------------------------------------------------------------------------------------------
        5,655           1,012            5,630          1,998             210           1,251
-------------------------------------------------------------------------------------------------
       (6,373)         (2,551)         (38,024)        (3,736)           (438)         (4,827)
       10,074           3,434           43,654          5,593           1,411           5,871
        1,391             110               --              8            (743)            211
          563              19               --            133             (20)             (4)
-------------------------------------------------------------------------------------------------
        5,655           1,012            5,630          1,998             210           1,251
-------------------------------------------------------------------------------------------------

COMBINED FINANCIAL STATEMENTS

KEMPER INVESTORS LIFE INSURANCE COMPANY

VARIABLE ANNUITY ACCOUNT C

COMBINED STATEMENT OF OPERATIONS
For the six months ended June 30, 1997 (Unaudited)
(IN THOUSANDS)


                                                                                  KEMPER
                                                                               TOTAL RETURN
                                                              COMBINED         FUND DIVISION
Dividends and capital gain distributions                       $  426               116
--------------------------------------------------------------------------------------------
Mortality and expense risk charges                                119                43
--------------------------------------------------------------------------------------------
    Net investment income (loss)                                  307                73
--------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on sale of investments                 373               238
  Change in unrealized appreciation (depreciation) of
  investments                                                     944               612
--------------------------------------------------------------------------------------------
    Net realized and unrealized gain (loss) on investments      1,317               850
--------------------------------------------------------------------------------------------
NET INCREASE IN CONTRACT OWNERS' EQUITY RESULTING FROM
  OPERATIONS                                                   $1,624               923
--------------------------------------------------------------------------------------------

See accompanying notes to combined financial statements.

COMBINED FINANCIAL STATEMENTS

                       KEMPER
                     INCOME AND                                        KEMPER        KEMPER U.S.
       KEMPER          CAPITAL         KEMPER          KEMPER        DIVERSIFIED     GOVERNMENT
       GROWTH       PRESERVATION    MONEY MARKET     HIGH YIELD        INCOME        SECURITIES
    FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION
          --              36             143             80               7              44
-------------------------------------------------------------------------------------------------
          29               5              24             10               1               7
-------------------------------------------------------------------------------------------------
         (29)             31             119             70               6              37
-------------------------------------------------------------------------------------------------
         131               5              --              9              (2)             (8)
         318             (10)             --             13               1              10
-------------------------------------------------------------------------------------------------
         449              (5)             --             22              (1)              2
-------------------------------------------------------------------------------------------------
         420              26             119             92               5              39
-------------------------------------------------------------------------------------------------

COMBINED FINANCIAL STATEMENTS

KEMPER INVESTORS LIFE INSURANCE COMPANY

VARIABLE ANNUITY ACCOUNT C

COMBINED STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
For the six months ended June 30, 1997 (unaudited) and for the year ended December 31, 1996
(IN THOUSANDS)

                                                                         COMBINED
                                                              -------------------------------
                                                              SIX MONTHS
                                                                ENDED             YEAR ENDED
                                                               JUNE 30,          DECEMBER 31,
                                                                 1997                1996
 OPERATIONS
  Net investment income (loss)                                 $   307               3,246
  Net realized gain (loss) on sales of investments                 373               1,361
  Change in unrealized appreciation (depreciation) of
  investments                                                      944              (1,943)
---------------------------------------------------------------------------------------------
    Net increase in contract owners' equity resulting from
    operations                                                   1,624               2,664
---------------------------------------------------------------------------------------------
 ACCOUNT UNIT TRANSACTIONS
  Proceeds from units sold                                         182                 419
  Net transfers (to) from affiliate or divisions                  (272)               (181)
  Payments for units redeemed                                   (2,386)             (6,079)
---------------------------------------------------------------------------------------------
    Net decrease in contract owners' equity from account
     unit transactions                                          (2,476)             (5,841)
---------------------------------------------------------------------------------------------
      Total increase (decrease) in contract owners' equity        (852)             (3,177)
---------------------------------------------------------------------------------------------
 CONTRACT OWNERS' EQUITY
  Beginning of year                                             24,963              28,140
---------------------------------------------------------------------------------------------
  End of period                                                $24,111              24,963
---------------------------------------------------------------------------------------------

COMBINED STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

(CONTINUED)

                                                                    KEMPER MONEY MARKET
                                                                       FUND DIVISION
                                                              -------------------------------
                                                              SIX MONTHS
                                                                ENDED             YEAR ENDED
                                                               JUNE 30,          DECEMBER 31,
                                                                 1997                1996
 OPERATIONS
  Net investment income (loss)                                  $  119                253
  Net realized gain (loss) on sales of investments                  --                 --
  Change in unrealized appreciation (depreciation) of
  investments                                                       --                 --
---------------------------------------------------------------------------------------------
    Net increase in contract owners' equity resulting from
    operations                                                     119                253
---------------------------------------------------------------------------------------------
 ACCOUNT UNIT TRANSACTIONS
  Proceeds from units sold                                          79                 74
  Net transfers (to) from affiliate or divisions                   (38)                 4
  Payments for units redeemed                                     (352)              (806)
---------------------------------------------------------------------------------------------
    Net decrease in contract owners' equity from account
     unit transactions                                            (311)              (728)
---------------------------------------------------------------------------------------------
      Total increase (decrease) in contract owners' equity        (192)              (475)
---------------------------------------------------------------------------------------------
 CONTRACT OWNERS' EQUITY
  Beginning of year                                              5,822              6,297
---------------------------------------------------------------------------------------------
  End of period                                                 $5,630              5,822
---------------------------------------------------------------------------------------------

See accompanying notes to combined financial statements.

COMBINED FINANCIAL STATEMENTS

       KEMPER TOTAL RETURN            KEMPER GROWTH          KEMPER INCOME AND CAPITAL
          FUND DIVISION               FUND DIVISION         PRESERVATION FUND DIVISION
    -------------------------   -------------------------   ---------------------------
    SIX MONTHS                  SIX MONTHS                  SIX MONTHS
      ENDED       YEAR ENDED      ENDED       YEAR ENDED       ENDED       YEAR ENDED
     JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,     DECEMBER 31,
       1997          1996          1997          1996          1997           1996
         73          1,204          (29)         1,406            31             70
        238            549          131            734             5             23
        612           (549)         318         (1,218)          (10)           (92)
---------------------------------------------------------------------------------------
        923          1,204          420            922            26              1
---------------------------------------------------------------------------------------
         39             88           46            127             1             13
        (89)             1          (56)           (95)          (17)           (29)
       (837)        (2,003)        (645)        (1,647)         (113)          (377)
---------------------------------------------------------------------------------------
       (887)        (1,914)        (655)        (1,615)         (129)          (393)
---------------------------------------------------------------------------------------
         36           (710)        (235)          (693)         (103)          (392)
---------------------------------------------------------------------------------------
      8,319          9,029        5,890          6,583         1,115          1,507
---------------------------------------------------------------------------------------
      8,355          8,319        5,655          5,890         1,012          1,115
---------------------------------------------------------------------------------------

        KEMPER HIGH YIELD       KEMPER DIVERSIFIED INCOME   KEMPER U.S. GOVERNMENT SECURITIES
          FUND DIVISION               FUND DIVISION                   FUND DIVISION
    -------------------------   -------------------------   ---------------------------------
    SIX MONTHS                  SIX MONTHS                    SIX MONTHS
      ENDED       YEAR ENDED      ENDED       YEAR ENDED        ENDED           YEAR ENDED
     JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,      JUNE 30,        DECEMBER 31,
       1997          1996          1997          1996            1997              1996
         70           183            6            16                 37               114
          9            61           (2)           (5)                (8)               (1)
         13             3            1             5                 10                92
---------------------------------------------------------------------------------------------
         92           247            5            16                 39                21
---------------------------------------------------------------------------------------------
          8            36            6             5                  3                76
         27            83           --            (6)               (99)             (139)
        (90)         (682)         (18)          (32)              (331)             (532)
---------------------------------------------------------------------------------------------
        (55)         (563)         (12)          (33)              (427)             (595)
---------------------------------------------------------------------------------------------
         37          (316)          (7)          (17)              (388)             (574)
---------------------------------------------------------------------------------------------
      1,961         2,277          217           234              1,639             2,213
---------------------------------------------------------------------------------------------
      1,998         1,961          210           217              1,251             1,639
---------------------------------------------------------------------------------------------

NOTES TO COMBINED FINANCIAL STATEMENTS

KEMPER INVESTORS LIFE INSURANCE COMPANY

VARIABLE ANNUITY ACCOUNT C
--------------------------------------------------------------------------------
(Unaudited)

1    GENERAL INFORMATION     ORGANIZATION. Kemper Investors Life Insurance
     AND SIGNIFICANT         Company Variable Annuity Account C (the "Separate
     ACCOUNTING POLICIES     Account") is a unit investment trust registered
                             under the Investment Company Act of 1940, as amended, established by Kemper Investors Life
                             Insurance Company ("KILICO"). KILICO is a wholly-owned subsidiary of Kemper Corporation which was acquired by an investor group led by Zurich
                             Insurance Company ("Zurich") on January 4, 1996.

                             The Separate Account is divided into seven subaccounts and each subaccount invests exclusively in a corresponding Kemper Fund. Each fund is an open-end diversified management investment company.

                             SECURITY VALUATION. The investments are stated at current value which is based on the closing bid price, net asset value, at June 30, 1997.

                             SECURITY TRANSACTIONS AND INVESTMENT INCOME.
                             Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividends and capital gains distributions are recorded as income on the ex-dividend date. Realized gains and losses from security transactions are reported on an identified cost basis.

                             ACCUMULATION UNIT VALUATION. On each day the New York Stock Exchange (the "Exchange") is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (Chicago time) or the close of the Exchange by dividing the total value of each Division's investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective Division.

                             FEDERAL INCOME TAXES. Under Revenue Ruling 81-225, the contract owner is treated as the owner of the underlying fund shares with respect to purchase payments made after December 31, 1980, except in the case of Individual Retirement Annuities, tax sheltered 403(b) annuities and annuities under a qualified 403(a) retirement plan issued before September 26, 1981 ("Qualified Contracts").

                             With respect to purchase payments made before January 1, 1981, and Qualified Contracts, KILICO is treated as the owner of the underlying fund shares and the contract owner is treated as the owner of an annuity contract for all Federal income tax purposes. Under current law, dividends and realized gains attributable to fund shares considered owned by KILICO are not currently taxed to the extent they are applied to liabilities under the contract.

                             The Tax Reform Act of 1984 authorized the Secretary of the Treasury to prescribe diversification requirements for the investments underlying a variable annuity contract. The final regulation issued March 1, 1989, provided that such diversification requirements do not apply to Qualified Contracts or purchase payments before January 1, 1981.

NOTES TO COMBINED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

2    SUMMARY                 Investments, at cost, at June 30, 1997, are as
     OF INVESTMENTS          follows (in thousands):

                                                                                SHARES
                                                                                OWNED         COST
                             -----------------------------------------------------------------------
                             INVESTMENTS
                             -----------------------------------------------------------------------
                             Kemper Total Return Fund                             751        $ 6,447
                             Kemper Growth Fund                                   406          5,097
                             Kemper Income and Capital Preservation Fund          122            994
                             Kemper Money Market Fund                           5,635          5,635
                             Kemper High Yield Fund                               241          1,867
                             Kemper Diversified Income Fund                        36            230
                             Kemper U.S. Government Securities Fund               144          1,256
                             -----------------------------------------------------------------------
                             TOTAL INVESTMENTS                                               $21,526
                             -----------------------------------------------------------------------

                             The underlying investments of the Funds are summarized below.

                             KEMPER TOTAL RETURN FUND: This Fund invests in fixed-income securities (bonds and other debt securities) and equity securities (stocks). The Fund also may invest a small portion of its assets in put and call options, purchase and sell financial futures contracts and options thereon, invest in foreign securities, engage in related foreign currency transactions and lend its securities.

                             KEMPER GROWTH FUND: This Fund invests primarily in common stocks but can invest in any security with potential for capital growth. The Fund may also invest a small portion of its assets in put and call options, purchase and sell financial futures contracts and options thereon, invest in foreign securities, engage in foreign currency transactions and lend its securities.

                             KEMPER INCOME AND CAPITAL PRESERVATION FUND: This Fund invests primarily in investment grade debt securities including corporate bonds, United States or Canadian Government securities, commercial paper and money market instruments. The Fund may also purchase and sell put and call options and financial futures and options thereon, invest in foreign securities and engage in related foreign currency transactions.

                             KEMPER MONEY MARKET FUND: This Fund invests primarily in short-term obligations of major banks and corporations.

                             KEMPER HIGH YIELD FUND: This Fund invests in fixed-income securities. The Fund may also sell put and call options and financial futures contracts and options thereon, invest in foreign securities and engage in related foreign currency transactions. The Fund invests a substantial portion of its net assets in high yielding fixed-income securities. These securities will ordinarily be in the lower rating categories of recognized rating agencies or will be non-rated, and generally will involve more risk than securities in the higher rating categories.

                                                                       CONTINUED

NOTES TO COMBINED FINANCIAL STATEMENTS

                             KEMPER DIVERSIFIED INCOME FUND: This Fund invests primarily in fixed-income securities and dividend paying common stocks and by writing options. The Fund invests a substantial portion of its assets in high yield bonds. These bonds ordinarily are in the lower rating categories of recognized rating agencies or are non-rated, and thus involve more risk than higher rated bonds. The Fund may also invest a small portion of its assets in put and call options, purchase and sell financial futures contracts and options thereon, invest in foreign securities, engage in foreign currency and delayed delivery transactions and lend its securities.

                             KEMPER U.S. GOVERNMENT SECURITIES FUND: This Fund invests in obligations issued or guaranteed by the U.S. Government or its agencies.

--------------------------------------------------------------------------------

3    TRANSACTIONS WITH       KILICO assumes the mortality risks associated with
     AFFILIATES              the annuity contracts and incurs all expenses
                             involved in administering the contracts. In return, KILICO assesses a daily charge based on assets for mortality and expense risk which amounts to an aggregate of one percent (1.00%) per annum.
                             Additionally, KILICO assesses against each contract participating in the Separate Account a records maintenance charge of $25 on December 31st of each calendar year whether or not any purchase payments have been made during the year.

                             Proceeds payable on the redemption of units are reduced by the amount of any applicable contingent deferred sales charge. During the six months ended June 30, 1997, KILICO received contingent deferred sales charges of approximately $5,000.

                             Zurich Kemper Investments, Inc. ("ZKI"), an affiliated company, is the investment manager of the funds which serve as the underlying investments of the Separate Account.

--------------------------------------------------------------------------------

4    NET TRANSFERS (TO)      Net transfers (to) from affiliate or divisions
     FROM AFFILIATE OR       include transfers of all or part of the contract
     DIVISIONS               owner's interest to or from another Division or to
                             the general account of KILICO.

--------------------------------------------------------------------------------


5    CONTRACT OWNERS'        The contract owners' equity is affected by the
     EQUITY                  investment results of each fund and contract
                             charges. The accompanying combined financial statements include only contract owners' payments pertaining to the variable portions of their contracts and exclude any payments for the fixed portion, the latter being included in the general account of KILICO. Contract owners may elect to annuitize the contract under one of several annuity options, as specified in the prospectus.

NOTES TO COMBINED FINANCIAL STATEMENTS

                             Contract owners' equity at June 30, 1997, is as follows (in thousands, except unit value; differences are due to rounding):

                                                                                                             CONTRACT
                                                                                        NUMBER      UNIT     OWNERS'
                                                SEPARATE ACCOUNT DIVISION              OF UNITS    VALUE      EQUITY
                                        KEMPER TOTAL RETURN FUND
                                        Qualified                                        1,329     $6.240    $ 8,293
                                        Nonqualified                                        10      6.244         62
                                       ----------------------------------------------------------------------------
                                                                                                               8,355
                                       ------------------------------------------------------------------------------
                                        KEMPER GROWTH FUND
                                        Qualified                                          774      7.205      5,576
                                        Nonqualified                                        11      7.186         79
                                       ----------------------------------------------------------------------------
                                                                                                               5,655
                                       ------------------------------------------------------------------------------
                                        KEMPER INCOME AND CAPITAL PRESERVATION FUND
                                        Qualified                                          219      4.616      1,012
                                       ------------------------------------------------------------------------------
                                        KEMPER MONEY MARKET FUND
                                        Qualified                                        1,820      2.947      5,363
                                        Nonqualified                                        91      2.947        267
                                       ----------------------------------------------------------------------------
                                                                                                               5,630
                                       ------------------------------------------------------------------------------
                                        KEMPER HIGH YIELD FUND
                                        Qualified                                          319      5.881      1,877
                                        Nonqualified                                        20      6.034        121
                                       ----------------------------------------------------------------------------
                                                                                                               1,998
                                       ------------------------------------------------------------------------------
                                        KEMPER DIVERSIFIED INCOME FUND
                                        Qualified                                           65      3.217        210
                                       ----------------------------------------------------------------------------
                                        KEMPER U.S. GOVERNMENT SECURITIES FUND
                                        Qualified                                          279      4.141      1,156
                                        Nonqualified                                        22      4.302         95
                                       ----------------------------------------------------------------------------
                                                                                                               1,251
                                       ------------------------------------------------------------------------------
                                          TOTAL CONTRACT OWNERS' EQUITY                                      $24,111
                                       ----------------------------------------------------------------------------

Distributed by

Investors Brokerage Services, Inc.

KEMPER LOGO
Kemper Investors Life Insurance Company
1 Kemper Drive
Long Grove, IL 60049

Policy Form Series L-5672, L-5454 & L-5797  K PRINTED ON RECYCLED PAPER.

                                                               L-5759 (2/97)1042